Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Feb. 28, 2021	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Revenues
Total Revenues	$ 888,511	$ 428,479	$ 2,637,166	$ 925,626	$ 1,551,923	$ 861,410
Cost of Goods Sold	536,603	186,280	1,629,119	367,697	1,014,310	591,541
Gross Margin	351,908	242,199	1,008,047	557,929	537,613	269,869
Operating Expenses
Compensation and related benefits	777,992	2,041,922	2,927,004	2,710,747	2,804,177	1,577,245
Professional fees	54,889	175,689	633,965	436,478	771,859	499,568
General and administrative expenses	531,349	450,136	1,407,171	904,535	1,399,947	925,177
Impairment loss					359,129
Impairment expense		11,337		212,614
Total Operating Expenses	1,364,230	2,679,084	4,968,140	4,264,374	5,335,112	3,001,990
Loss from Operations	(1,012,322)	(2,436,885)	(3,960,093)	(3,706,445)	(4,797,499)	(2,732,121)
Other Income (Expense)
Debt forgiveness Income						93,761
Loss (gain) on extinguishment of debt			(1,730,801)	3,115
Interest and financing expense	(1,003,137)	(548,595)	(2,808,627)	(947,383)	(1,399,598)	(32,472)
Interest income	2	7	30	19	29	3,034
Other income
Gain on bargain acquisition					21,812	2,019
Foreign loss		(1,254)		(20,826)	(19,572)
Other income			52,564
Total Other Expense	(1,003,135)	(549,842)	(4,486,834)	(965,075)	(1,397,329)	66,342
Loss Before Provision for Income Taxes	(2,015,457)	(2,986,727)	(8,446,927)	(4,671,520)	(6,194,828)	(2,665,779)
Provision for Income Taxes					(0)	(0)
Net Loss	(2,015,457)	(2,986,727)	(8,446,927)	(4,671,520)	(6,194,828)	(2,665,779)
Net Loss Attributable to Noncontrolling Interest	60,805	59,707	152,071	84,126	97,973	45,541
Net Loss Attributable to Common Shareholders	$ (1,954,652)	$ (2,927,020)	$ (8,294,856)	$ (4,587,394)	$ (6,096,855)	$ (2,620,238)
Basic and Diluted Net Loss per share	$ (1.21)	$ (2.23)	$ (5.33)	$ (3.89)	$ (4.91)	$ (2.71)
Basic and Diluted Weighted Average Number of Common Shares Outstanding	1,616,022	1,309,631	1,555,722	1,179,925	1,242,981	965,371
Cost of Goods Sold	$ (536,603)	$ (186,280)	$ (1,629,119)	$ (367,697)	$ (1,014,310)	$ (591,541)
Franchise Royalties And License Fees [Member]
Revenues
Total Revenues					305,925	523,007
Company Owned Stores Sales [Member]
Revenues
Total Revenues					1,053,226	174,042
Esports Revenue [Member]
Revenues
Total Revenues	71,663	59,312	305,774	132,654	$ 192,772	$ 164,361
Franchise Royalties Fees And Other [Member]
Revenues
Total Revenues	114,317	50,042	273,628	229,118
Company Owned Stores And Other [Member]
Revenues
Total Revenues	$ 702,531	$ 319,125	$ 2,057,764	$ 563,854